Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Equity [abstract]
Preferred securities issued by subsidiaries	¥ 436,500		¥ 730,153
Others	57,623		502,827
Total non-controlling interests	¥ 494,123	¥ 1,233,230	¥ 1,232,980